Property, Plant and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	September 30,	December 31,
	2021	2020
Building	$2,991,771	$2,949,493
Operating equipment	2,935,047	2,758,704
Vehicle	87,782	86,828
Office equipment	100,507	26,783
Apple Orchard	1,093,230	1,041,377
Construction in progress	3,143,754	1,829,057
	10,352,091	8,692,242
Less: Accumulated depreciation	(3,195,951)	(2,425,499)
	$7,156,140	$6,266,743

	December 31,	December 31,
	2020	2019
Building	$2,949,493	$12,715,941
Operating equipment	2,758,704	2,785,557
Vehicle	86,828	81,552
Office equipment	26,783	20,762
Apple Orchard	1,041,377	789,344
Construction in progress	1,829,057	1,709,144
	8,692,242	18,102,300
Less: Accumulated depreciation	(2,425,499)	(3,008,220)
	$6,266,743	$15,094,080